Pensions and Other Postretirement Benefits (Rollforward of Fair Value of Investments Classified as Level 3) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	CAD 17,831
Fair value of plan assets at end of year	18,564	CAD 17,831
Real Estate [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	383
Fair value of plan assets at end of year	410	383
Oil and Gas [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	1,076
Fair value of plan assets at end of year	1,120	1,076
Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	1,046	1,097
Actual return relating to assets still held at the reporting date	107	(9)
Purchases		1
Sales		0
Disbursements	(52)	(43)
Fair value of plan assets at end of year	1,101	1,046
Fair Value Level 3 [Member] | Real Estate [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	324	331
Actual return relating to assets still held at the reporting date	19	15
Purchases		1
Disbursements	(11)	(23)
Fair value of plan assets at end of year	332	324
Fair Value Level 3 [Member] | Oil and Gas [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	722	766
Actual return relating to assets still held at the reporting date	88	(24)
Purchases		0
Disbursements	(41)	(20)
Fair value of plan assets at end of year	CAD 769	CAD 722